INCOME TAXES (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 14,014	$ 94,241
Statutory federal incomet tax rate	34.00%	34.00%	34.00%